Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	001-41943
Entity Registrant Name	Amer Sports, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Cricket Square, Hutchins Drive
Entity Address, Country	KY
Entity Address, Adress Line Two	P.O. Box 2681
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1111
Title of 12(b) Security	Ordinary shares, par valueEUR 0.0300580119630888 per share
Trading Symbol	AS
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	505,249,607
Entity Central Index Key	0001988894
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG AB
Auditor Location	Stockholm, Sweden
Auditor Firm ID	1049
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Andrew E. Page
Entity Address, Address Line One	One Prudential Plaza
Entity Address, Country	KY
Entity Address, Adress Line Two	130 East Randolph Street #600
Entity Address, City or Town	Chicago
Entity Address, Postal Zip Code	IL 60601
City Area Code	773
Local Phone Number	714-6400